Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

Please delete all references in the prospectus to the JNL/Mellon Capital NYSE® International 25 Fund.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Sector Funds are revised to reflect the change in benchmark for each Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.68%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.48%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Class B
1 year	3 years	5 years	10 years
$49	$154	$269	$604

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.64%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.44%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Class B
1 year	3 years	5 years	10 years
$45	$141	$246	$555

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA

IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Telecommunication Services 25/50 Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.8 billion to $114.1 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Telecommunication Services 25/50 Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Telecommunications sector by the Global Industry Classification Standard (GICS®).  It is MSCI’s aim to comply with the 25/50 constraints such that no single security within the index will exceed 25% of the total index weight, and the sum of all security weights that are greater than 5% each will not exceed 50% of the total index weight, through the quarterly index reviews at the end of February, May, August, and November.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Consumer Discretionary Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Consumer Discretionary Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Consumer Discretionary sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Financials Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Financials Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Financials Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Financial sector by the Global Industry Classification Standard (GICS®).

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is in the index, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  In addition, certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Health Care Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Health Care Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Health Care Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Health Care sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Energy Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Energy Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Energy Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Energy sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies” please delete all except the last two paragraphs and replace with the following:

Principal Investment Strategies.  The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Information Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Information Technology Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Information Technology sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “NYSE International 100 IndexSM.”

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Technology Index” and replace it with the following:

MSCI USA IMI Information Technology Index. The MSCI USA IMI Information Technology Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Information Technology sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Health Care Index” and replace it with the following:

MSCI USA IMI Health Care Index. The MSCI USA IMI Health Care Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Health Care sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Financials Index” and replace it with the following:

MSCI USA IMI Financials Index.The MSCI USA IMI Financials Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Financial sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Oil & Gas Index” and replace it with the following:

MSCI USA IMI Energy Index. The MSCI USA IMI Energy Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Energy sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Consumer Services Index” and replace it with the following:

MSCI USA IMI Consumer Discretionary Index. The MSCI USA IMI Consumer Discretionary Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Consumer Discretionary sector by the Global Industry Classification Standard (GICS®).

In the section entitled, “More About the Funds” under “Description of Indices,” please delete the paragraph titled “The Dow Jones U.S. Telecommunications Index” and replace it with the following:

MSCI USA IMI Telecommunication Services 25/50 Index. The MSCI USA IMI Telecommunication Services 25/50 Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Telecommunications sector by the Global Industry Classification Standard (GICS®).  It is MSCI’s aim to comply with the 25/50 constraints such that no single security within the index will exceed 25% of the total index weight, and the sum of all security weights that are greater than 5% each will not exceed 50% of the total index weight, through the quarterly index reviews at the end of February, May, August, and November.

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2014 (semi-annual report) has not been audited.

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow 10 Fund
Class A
06/30/2014	$17.15	$0.25	$0.92	$1.17	$–	$–	$18.32	6.82%	$574,161	18%	0.66%	2.87%
12/31/2013	13.14	0.43	3.58	4.01	–	–	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	–	–	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	–	–	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	–	–	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	–	–	8.03	15.87	338,067	45	0.68	4.37
JNL/Mellon Capital Global 15 Fund
Class A
06/30/2014	21.64	1.05	(0.58)	0.47	–	–	22.11	2.17	388,693	27	0.70	10.01
12/31/2013	19.10	0.88	1.66	2.54	–	–	21.64	13.30 (f)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	–	–	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	–	–	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	–	–	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	–	–	14.77	31.06	571,353	64	0.71	4.39
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2014	19.00	0.07	1.35	1.42	–	–	20.42	7.47	709,550	60	0.68	0.76
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	–	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	–	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	–	–	9.83	34.11	118,145	19	0.72	0.46
Class B
06/30/2014	14.44	0.07	1.03	1.10	–	–	15.54	7.62	463	60	0.48	0.97
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	–	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	–	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	–	–	7.55	34.34	94	19	0.52	0.70
JNL/Mellon Capital Value Line 30 Fund
Class A
06/30/2014	14.61	0.06	2.21	2.27	–	–	16.88	15.54	820,942	108	0.71	0.82
12/31/2013	11.04	0.03	3.80	3.83	(0.26)	–	14.61	34.83	805,458	98	0.72	0.21
12/31/2012	10.12	0.21	0.72	0.93	(0.01)	–	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	–	–	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)	–	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)	–	10.79	14.44	629,223	24	0.80	0.80
Class B
06/30/2014	7.22	0.04	1.08	1.12	–	–	8.34	15.51	290	108	0.51	1.05
12/31/2013	5.56	0.03	1.92	1.95	(0.29)	–	7.22	35.33	205	98	0.52	0.41
12/31/2012	5.12	0.12	0.35	0.47	(0.03)	–	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	–	–	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)	–	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)	–	5.48	14.37	108	24	0.60	1.08

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2014	$14.83	$0.08	$(0.14)	$(0.06)	$–	$–	$14.77	(0.40)%		$812,784	94%	0.66%	1.04%
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51		1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53		580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	–	10.60	4.91		535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	–	10.15	16.70		367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)	–	8.72	18.70		138,638	27	0.70	1.61
Class B
06/30/2014	13.13	0.08	(0.13)	(0.05)	–	–	13.08	(0.38)		546	94	0.46	1.28
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84		502	73	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81		372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	–	9.50	5.14		316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	–	9.09	16.76		173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)	–	7.81	19.18		110	27	0.50	1.81
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2014	13.90	0.10	0.82	0.92	–	–	14.82	6.62		640,669	73	0.66	1.37
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89		670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85		479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)		481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	–	11.33	20.76		377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)	–	9.39	61.59		196,309	40	0.69	0.33
Class B
06/30/2014	13.77	0.11	0.82	0.93	–	–	14.70	6.75		532	73	0.46	1.62
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17		625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96		481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)		203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	–	11.22	20.81		329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)	–	9.30	61.79		188	40	0.49	0.57
JNL/Mellon Capital NYSE International 25 Fund
Class A
06/30/2014	6.96	0.11	0.41	0.52	–	–	7.48	7.47		91,226	52	0.77	3.05
12/31/2013	5.85	0.13	1.21	1.34	(0.23)	–	6.96	23.12	(f)	80,761	64	0.78	2.06
12/31/2012	5.45	0.19	0.43	0.62	(0.22)	–	5.85	11.69		77,430	78	0.78	3.41
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)	–	5.45	(23.86)		71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)	–	7.36	2.26		101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)	–	7.35	35.56		85,158	43	0.78	2.92
Class B
06/30/2014	6.82	0.11	0.41	0.52	–	–	7.34	7.62		154	52	0.57	3.18
12/31/2013	5.75	0.14	1.18	1.32	(0.25)	–	6.82	23.07	(f)	144	64	0.58	2.30
12/31/2012	5.36	0.20	0.43	0.63	(0.24)	–	5.75	12.02		126	78	0.58	3.59
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)	–	5.36	(23.64)		114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)	–	7.24	2.45		138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)	–	7.23	35.60		139	43	0.58	3.14

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital 25 Fund
Class A
06/30/2014	$19.60	$0.23	$0.83	$1.06	$–	$–	$20.66	5.41%		$1,063,814	98%	0.64%	2.33%
12/31/2013	15.21	0.44	5.12	5.56	(0.44)	(0.73)	19.60	36.86	(f)	1,043,106	81	0.64	2.48
12/31/2012	13.26	0.50	1.83	2.33	(0.31)	(0.07)	15.21	17.70		677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)	–	13.26	8.87		588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)	–	12.50	22.85		544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)	–	10.40	52.94		409,737	67	0.65	3.43
Class B
06/30/2014	19.79	0.25	0.84	1.09	–	–	20.88	5.51		670	98	0.44	2.53
12/31/2013	15.34	0.48	5.16	5.64	(0.46)	(0.73)	19.79	37.11	(f)	638	81	0.44	2.67
12/31/2012	13.37	0.54	1.84	2.38	(0.34)	(0.07)	15.34	17.90		562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)	–	13.37	9.15		501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)	–	12.59	23.16		423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)	–	10.46	53.31		253	67	0.45	3.62
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2014	12.11	0.20	0.45	0.65	–	–	12.76	5.37		3,522,238	63	0.64	3.36
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	–	12.11	31.68	(f)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	–	9.43	18.04		3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	–	8.23	(2.07)		3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	–	8.70	17.11		3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)	–	7.58	23.74		3,504,852	28	0.64	2.32
Class B
06/30/2014	12.14	0.21	0.45	0.66	–	–	12.80	5.44		11,112	63	0.44	3.56
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	–	12.14	31.96	(f)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	–	9.45	18.25		8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	–	8.25	(1.85)		7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	–	8.72	17.27		9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)	–	7.60	24.19		8,863	28	0.44	2.51
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
06/30/2014	11.22	0.19	0.82	1.01	–	–	12.23	9.00		464,018	68	0.67	3.39
12/31/2013	8.72	0.22	2.58	2.80	(0.30)	–	11.22	32.28		434,697	65	0.68	2.23
12/31/2012	7.85	0.26	0.86	1.12	(0.25)	–	8.72	14.31		372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)	–	7.85	(9.84)		356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)	–	8.89	13.67		497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)	–	7.97	37.72		458,245	19	0.70	1.73
Class B
06/30/2014	11.16	0.20	0.81	1.01	–	–	12.17	9.05		1,233	68	0.47	3.59
12/31/2013	8.67	0.24	2.57	2.81	(0.32)	–	11.16	32.58		1,202	65	0.48	2.44
12/31/2012	7.81	0.28	0.85	1.13	(0.27)	–	8.67	14.52		1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)	–	7.81	(9.77)		836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)	–	8.86	14.04		1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)	–	7.93	38.00		953	19	0.50	1.91

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2014	$4.55	$0.08	$0.18	$0.26	$–	$–	$4.81	5.71%	$148,047	15%	0.69%	3.39%
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	–	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	–	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	–	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	–	3.47	22.53	63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	–	2.89	25.59	40,864	31	0.72	4.17
Class B
06/30/2014	4.35	0.08	0.17	0.25	–	–	4.60	5.75	99	15	0.49	3.60
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	–	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	–	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	–	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	–	3.32	22.55	153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	–	2.77	26.12	110	31	0.52	4.34
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2014	17.25	0.06	0.25	0.31	–	–	17.56	1.80	494,626	6	0.67	0.75
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	–	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	–	9.93	22.76	78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	–	8.12	33.14	34,896	27	0.72	1.08
Class B
06/30/2014	17.47	0.08	0.25	0.33	–	–	17.80	1.89	174	6	0.47	0.96
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	–	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	–	10.01	22.92	150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	–	8.18	33.41	109	27	0.52	1.31
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2014	10.22	0.08	0.36	0.44	–	–	10.66	4.31	500,627	8	0.67	1.52
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	–	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	–	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	–	7.19	13.49	182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	–	6.41	18.62	147,124	22	0.70	1.79
Class B
06/30/2014	10.21	0.09	0.36	0.45	–	–	10.66	4.41	383	8	0.47	1.72
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	–	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	–	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	–	7.17	13.68	247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	–	6.39	18.80	236	22	0.50	2.05

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2014	$20.32	$0.10	$2.03	$2.13	$–		$–	$22.45	10.48%	$1,413,049	4%	0.66%	0.93%
12/31/2013	14.61	0.21	5.77	5.98	(0.11)		(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)		(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		–	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		–	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
Class B
06/30/2014	20.35	0.12	2.04	2.16	–		–	22.51	10.61	999	4	0.46	1.14
12/31/2013	14.62	0.24	5.78	6.02	(0.13)		(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)		(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		–	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		–	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2014	34.53	0.27	4.30	4.57	–		–	39.10	13.23	1,437,474	5	0.66	1.54
12/31/2013	28.21	0.47	6.65	7.12	(0.39)		(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)		(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		–	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		–	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
Class B
06/30/2014	34.99	0.31	4.36	4.67	–		–	39.66	13.35	1,887	5	0.46	1.75
12/31/2013	28.56	0.54	6.74	7.28	(0.44)		(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)		(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		–	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		–	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2014	9.12	0.05	0.87	0.92	–		–	10.04	10.09	719,420	5	0.66	0.98
12/31/2013	7.39	0.08	1.84	1.92	(0.05)		(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)		(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		–	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(e)	–	6.45	63.82	246,091	25	0.69	0.31
Class B
06/30/2014	9.24	0.06	0.87	0.93	–		–	10.17	10.06	408	5	0.46	1.19
12/31/2013	7.48	0.10	1.87	1.97	(0.07)		(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)		(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		–	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		–	6.51	64.21	404	25	0.49	0.55

(a) Calculated using the average shares method.
(b) Annualized for periods less than one year.
(c) Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d) Not annualized for periods of less than one year.
(e) Amount represents less than $0.005.
(f)  Total return for the Fund includes class action settlement proceeds.  The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/Mellon Capital Global 15 Fund - 13.19%; JNL/Mellon Capital NYSE International 25 Fund - 22.94% and 22.89%; JNL/Mellon Capital 25 Fund - 36.79% and 37.04%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

In the first paragraph of Appendix A, please delete reference to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund.

In Appendix A, please delete the paragraph that begins “NYSE®”, and all subsequent paragraphs, and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

Version 1
Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

Please delete all references in the prospectus to the JNL/Mellon Capital NYSE® International 25 Fund.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Sector Funds are revised to reflect the change in benchmark for each Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.68%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

1

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

2

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

3

•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

4

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

5

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.64%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

6

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

7

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

In the first paragraph of Appendix A, please delete reference to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund.

8

In Appendix A, please delete the paragraph that begins “NYSE®”, and all subsequent paragraphs, and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

(To be used with: FVC4224FT 04/14, JMV2731 04/14, JMV5763ML 04/14, JMV5763WF 04/14, JMV7697 04/14, JMV7697NY 04/14, JMV7698 04/14, JMV7698NY 04/14, JMV8798 04/14, JMV9476 04/14, JMV9476L 04/14, JMV9476ML 04/14, JMV9476WF 04/14, NMV2731 04/14, NV3174CEGW 04/14, NV3174GW 04/14, NV3784 04/14, NV4224 04/14, NV4224WF 04/14, NV5526 04/14, NV5869 04/14, NV5890 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, VC4224 04/14, VC5526 04/14, VC5869 04/14, VC5890 04/14 and VC5890ML 04/14)

CMV13611 09/14

9

Version 2
Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Sector Funds are revised to reflect the change in benchmark for each Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.68%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

1

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer

2

Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

3

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

4

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

5

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.64%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

6

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

7

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

In the first paragraph of Appendix A, please delete reference to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund.

In Appendix A, please delete the paragraphs regarding “MSCI”, and all subsequent paragraphs, and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE

8

SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

(To be used with VC3652 04/14)

CMV13612 09/14

9

Version 3
Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable life product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

Please delete all references in the prospectus to the JNL/Mellon Capital NYSE® International 25 Fund.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Sector Funds are revised to reflect the change in benchmark for each Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.48%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

1

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$49	$154	$269	$604

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

2

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

3

•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

4

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

5

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.44%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$45	$141	$246	$555

6

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

7

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

In the first paragraph of Appendix A, please delete reference to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund.

8

In Appendix A, please delete the paragraph that begins “NYSE®”, and all subsequent paragraphs, and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

(To be used with: VC5825GW 04/14, VC5884GW 04/14, and VC5885GW 04/14.)

CMU13613 09/14

9

Version 4
Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable life product.

Please delete all references in the prospectus to the JNL/Mellon Capital NYSE® International 25 Fund.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Sector Funds are revised to reflect the change in benchmark for each Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.48%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$49	$154	$269	$604

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

1

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer

2

Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

3

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

4

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

5

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.44%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$45	$141	$246	$555

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

6

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.45%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class B
1 year	3 years	5 years	10 years
$46	$144	$252	$567

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

7

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

In the first paragraph of Appendix A, please delete reference to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund.

In Appendix A, please delete the paragraph regarding “MSCI”, and all subsequent paragraphs, and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE

8

SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

(To be used with: NV5825GW 04/14.)

NMU13614 09/14

 9

Version 5
Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

Please delete all references in the prospectus to the JNL/Mellon Capital NYSE® International 25 Fund.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Sector Funds are revised to reflect the change in benchmark for each Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.68%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

1

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

2

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

3

•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

4

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

5

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.64%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

6

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.16%
Total Annual Fund Operating Expenses	0.65%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

7

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

In the first paragraph of Appendix A, please delete reference to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund.

8

In Appendix A, please delete the paragraph that begins “NYSE®”, and all subsequent paragraphs, and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

(To be used with: JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14, and JMV8037NYBE 04/14.)

CMV13615 09/14

 9

Supplement Dated September 15, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

Please delete all references in the Statement of Additional Information to the JNL/Mellon Capital NYSE® International 25 Fund.

On pages 27-29, in the section entitled “Managers and Officers of the JNL Variable Fund,” in the column entitled “Number of Portfolios in Fund Complex to be Overseen by Manager or Officer” please delete the number in that column and replace it with 119.

On pages 36 through 38, please delete the section entitled “Principal Holders of the JNL Variable Fund’s Shares” in its entirety and replace it with the following:

As of August 19, 2014, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of each class of each Fund of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to the separate accounts of Jackson and Jackson National Life Insurance Company of NY (“Jackson NYSM”) to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through their separate accounts and to other registered investment companies and certain investment companies managed by affiliates of the Adviser, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by their separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson and Jackson NY in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.

As of August 19, 2014, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital JNL 5 Fund (Class A)
	JNL/Mellon Capital 10 X 10 Fund 1 Corporate Way Lansing MI 48951	6.12%
JNL/Mellon Capital Nasdaq 25 Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	9.37%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	8.36%

1

Fund	Name and Address	Percentage of Shares Owned
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	7.37%
JNL/Mellon Capital S&P 24 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	19.89%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	17.53%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	16.23%
JNL/Mellon Capital S&P SMid 60 Fund (Class A)
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	11.41%
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	10.93%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	10.45%
JNL/Mellon Capital Value Line 30 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	10.58%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	9.63%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	9.49%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Fund, as of August 19, 2014, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Percentage of Shares owned
JNL/Mellon Capital S&P 24 Fund (Class B)
	Richard J. Doviak 5155 Deeson Point Ct Lakeland, FL 33805	27.51%
	Erica Escorcia 137 Morningside Dr Coral Galbes, FL 33143	26.36%

2

In the section entitled “License Agreements,” please delete the last two paragraphs of the section in their entirety and replace them with the following:

THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND (COLLECTIVELY, “SECTOR FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN ANY OF THE SECTOR FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY OF THE SECTOR FUNDS OR THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY OF THE SECTOR FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY OF THE SECTOR FUNDS IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF ANY OF THE SECTOR FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY OF THE SECTOR FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF ANY OF THE SECTOR FUNDS, OWNERS OF ANY OF THE SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Supplement is dated September 15, 2014.

(To be used with V3670 04/14 and V3670PROXY 04/14.)
CMX13612 09/14

3